Hedge Accounting - Schedule of Each Strategy of Notional Amount and Fair Value Adjustments of Hedge Instruments and Carrying Amount of Hedged Item (Detail) - BRL (R$)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount	R$ 183,579,000,000	R$ 168,439,000,000
Hedge instruments, fair value adjustments	(26,000,000)	380,000,000
Hedge instruments, carrying value	172,754,000,000	162,137,000,000
Hedge fund investments [member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount		4,273,000,000
Hedge Of Deposits And Repurchase Agreements [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount	62,667,000,000	83,068,000,000
Hedge instruments, fair value adjustments	(32,000,000)	(8,000,000)
Hedge instruments, carrying value	62,667,000,000	83,580,000,000
Hedge Of Highly Probable Forecast Transactions [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount	232,000,000
Hedge instruments, fair value adjustments	2,000,000
Hedge instruments, carrying value	219,000,000
Hedge Of Assets Transactions [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount	23,919,000,000	24,168,000,000
Hedge instruments, fair value adjustments	2,000,000	312,000,000
Hedge instruments, carrying value	23,490,000,000	26,495,000,000
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount	31,855,000,000	2,546,000,000
Hedge instruments, fair value adjustments	11,000,000	24,000,000
Hedge instruments, carrying value	31,099,000,000	2,524,000,000
Hedge Of Assets Denominated In U F [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount	15,227,000,000	13,147,000,000
Hedge instruments, fair value adjustments	(28,000,000)	(20,000,000)
Hedge instruments, carrying value	15,227,000,000	13,147,000,000
Hedge Of Available For Sale Securities [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount	482,000,000	472,000,000
Hedge instruments, fair value adjustments	34,000,000	(14,000,000)
Hedge instruments, carrying value	482,000,000	472,000,000
Currency, commodities, and ratios [Member] | Hedge fund investments [member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount	12,157,000,000	8,659,000,000
Hedge instruments, fair value adjustments	(114,000,000)	9,000,000
Hedge instruments, carrying value	12,157,000,000	8,659,000,000
Currency, commodities, and ratios [Member] | Hedge Of Syndicated Loan [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount	794,000,000
Hedge instruments, fair value adjustments	0
Hedge instruments, carrying value	794,000,000
Currency, commodities, and ratios [Member] | Hedge Of Loan Operations [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount	5,977,000,000	2,692,000,000
Hedge instruments, fair value adjustments	52,000,000	(91,000,000)
Hedge instruments, carrying value	5,977,000,000	2,692,000,000
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount	22,701,000,000	21,449,000,000
Hedge instruments, fair value adjustments	49,000,000	221,000,000
Hedge instruments, carrying value	13,074,000,000	12,330,000,000
Cash flow hedges [member] | Hedge fund investments [member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount	6,444,000,000	4,273,000,000
Hedge instruments, fair value adjustments	(16,000,000)	(22,000,000)
Hedge instruments, carrying value	6,444,000,000	4,273,000,000
Cash flow hedges [member] | Hedge Of Syndicated Loan [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount		6,844,000,000
Hedge instruments, fair value adjustments		(46,000,000)
Hedge instruments, carrying value		6,844,000,000
Cash flow hedges [member] | Hedge Of Loan Operations [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, notional amount	1,124,000,000	1,121,000,000
Hedge instruments, fair value adjustments	14,000,000	15,000,000
Hedge instruments, carrying value	R$ 1,124,000,000	R$ 1,121,000,000